Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 18,238	$ 17,728
Less: accumulated depreciation	(10,038)	(9,219)
Property, plant and equipment, net	8,200	8,509
Building improvement [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	6,457	6,421
Machinery and Equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	6,163	5,751
Land [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,437	3,490
Office equipment, furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,764	1,674
Automobiles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 417	$ 392